CGM
FIXED INCOME
FUND

10th Annual Report
December 31, 2001

A No-Load Fund

[logo]    Investment Adviser
          CAPITAL GROWTH MANAGEMENT
          Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------
CGM Fixed Income Fund increased +4.7% during the fourth quarter of 2001 while the Merrill Lynch Master Bond Index decreased -0.04%. For the year just ended, CGM Fixed Income Fund returned +3.5% while the Merrill Lynch Master Bond Index increased +8.3%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
One year ago, the prevailing view was one of economic weakness caused in part by failing dot-coms and wounded high tech companies. We expected some impact on general spending as a result of lower stock prices. However, most observers underestimated the extent to which the busted tech bubble would affect the general economy. Today, commodity prices are down, unemployment is up and we have experienced a steep decline in spending on capital goods and in corporate profits. While most of the weakness lies in the business sector, some consumer slowing has occurred as well, both of which were exacerbated in the aftermath of the September 11 tragedy. But even recession brings with it some benefits, not the least of which is to correct the excesses of more prosperous times.

In January of 2001, the Federal Reserve Bank began reducing interest rates and continued to do so throughout the year. The Federal Funds Rate was lowered eleven times, from 6.5% to the current 1.75%, the lowest in 40 years. We believe Fed easing combined with increased government defense spending and special anti-terrorist appropriations ought to improve the economy this year. And, with inflation under control and spending on housing and autos holding up better than expected thus far, some positive signs of stabilization are already beginning to show in the economic numbers.

The bond market was treated to a roller coaster ride during the past year prompted by the Fed's rate cuts which drove long Treasury rates down nearly 115 basis points before reversing the trend by year-end. High-yield and convertible securities were the strongest performing groups during the fourth quarter, with government and mortgage bonds lagging. For the year, however, mortgage and corporate issues were the winners while convertible securities suffered in sympathy with the stock market.

PORTFOLIO STRATEGY
CGM Fixed Income Fund outperformed most of its peer group during the fourth quarter of 2001 on account of recovering gaming/lodging issues and the Fund's high yield and homebuilder exposure. Year over year performance lagged as a result of earlier losses in the same gaming/lodging issues which have yet to fully recover post September 11 and a loss on Asia Pulp and Paper early in the year.

CGM Fixed Income Fund is well diversified with a conservative, relatively short maturity structure. We believe the Fund's primary emphasis on homebuilders and REITs, along with liquid investments in industry leaders, should favorably drive investment returns moving forward. Additionally, we believe the Fund's exposure to corporate securities should benefit from the combination of low inflation and economic stimulus as corporate balance sheets begin to strengthen.

CGM Fixed Income Fund's three largest sectors are REITs, media and housing and building materials. The three largest holdings are Vornado Realty Trust, Innova Sa De Real and the Lennar Corporation.

          /s/ Robert L. Kemp
              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner
              G. Kenneth Heebner
              Portfolio Manager

          /s/ Janice H. Saul
              Janice H. Saul
              Portfolio Manager

January 2, 2002

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

    --------------------------------------
            CGM Fixed Income Fund
         Average Annual Total Returns
    --------------------------------------
    1 year       5 year      Life of Fund*
     3.5%         3.4%           7.7%
    *(Annualized from 3/17/92 - 12/31/01)
    -------------------------------------
      Past performance is no indication
              of future results
    -------------------------------------

                   CGM Fixed               Merrill Lynch
                  Income Fund            Master Bond Index
-----------------------------------------------------------
3/17/92            $10,000                  $10,000
   1992             10,920                   10,970
   1993             12,984                   12,067
   1994             11,945                   11,729
   1995             15,206                   13,899
   1996             17,548                   14,399
   1997             18,197                   15,796
   1998             17,979                   17,202
   1999             18,518                   17,030
   2000             20,018                   19,023
   2001             20,719                   20,602

CGM FIXED INCOME FUND
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, CGM Focus Fund and two other mutual funds.

Janice H. Saul brings to her role as co-manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2001

                                                                    CGM FIXED
                                                                   INCOME FUND
                                                                   -----------
5 Years .........................................................    +18.0%
1 Year ..........................................................    + 3.5
3 Months ........................................................    + 4.7

The Fund's average annual total returns for the five year period ended December 31, 2001 and for the period from inception (March 17, 1992) through December 31, 2001 are +3.4% and +7.7%, respectively. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 2002. Otherwise the total return for each period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                NUMBER OF
                                                                                                               FUNDS IN THE
                                                                  PRINCIPAL OCCUPATION DURING                   CGM FUNDS
                                         POSITION HELD AND             PAST 5 YEARS AND                          COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED        OTHER DIRECTORSHIPS HELD                     OVERSEEN
---------------------                  ---------------------       -------------------------                   ------------

INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993              Employee, CGM; Part Owner, Kenbob, Inc.       6
  age 61                                                              (managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990              Employee, CGM; Part Owner, Kenbob, Inc.       6
  age 69                                                              (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993              Counsel (formerly, Partner), Harter,          6
  age 61                                                              Secrest & Emery LLP (law firm);
                                                                      Trustee, TT International U.S.A. Master
                                                                      and Feeder Trusts (four mutual funds)

Robert B. Kittredge                   Trustee since 1990              Retired; formerly Trustee, New                6
  age 81                                                              England Zenith Fund

Laurens MacLure                       Trustee since 1990              Retired; formerly President and Chief         6
  age 76                                                              Executive Officer, New England Deaconess
                                                                      Hospital; formerly Trustee, New
                                                                      England Zenith Fund; formerly Director,
                                                                      Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993              Managing Partner, Stratton Management         6
  age 53                                                              Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990              Member, Ledgewood Law Firm, P.C.              6
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990       Employee, CGM; Part Owner, Kenbob, Inc.       6
  age 61                                                              (managing partner of CGM)

Robert L. Kemp*                       President since 1990            Employee, CGM; Part Owner, Kenbob, Inc.       6
  age 69                                                              (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992       Employee - Vice President, Investor           6
  age 41                                                              Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary    Employee - Office Administrator, CGM          6
  age 56                              since 1990

Martha I. Maguire*                    Vice President since 1994       Employee - Funds Marketing, CGM               6
  age 46

Janice H. Saul*                       Vice President since 1993       Employee - Portfolio Manager, CGM             2
  age 46

Mary L. Stone*                        Assistant Vice President        Employee - Assistant Vice President,          6
  age 57                              since 1990                      Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992            Employee - Chief Financial Officer, CGM       6
  age 40
  address:
  222 Berkeley Street,
  Boston, Massachusetts 02116

W. Dugal Thomas*                      Vice President since 1992       Employee - Director of Marketing, CGM         6
  age 64

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2001

BONDS AND BILLS -- 73.1% OF TOTAL NET ASSETS
                                                          FACE
                                                         AMOUNT       VALUE(a)
                                                         ------       --------
BANKS -- MONEY CENTER -- 4.8%
  Citigroup, Inc., 7.25%, 10/01/10 ................   $ 1,000,000   $ 1,072,630
                                                                    -----------
ENERGY -- 5.6%
  Ocean Energy, Inc., 8.25%, 7/01/18 ..............     1,250,000     1,252,787
                                                                    -----------
FEDERAL AGENCY ISSUES -- 4.7%
  Federal National Mortgage Association,
     6.625%, 11/15/30 .............................     1,000,000     1,044,840
                                                                    -----------
FINANCE -- 2.2%
  Household Finance Corporation,
     6.75%, 5/15/11 ...............................       500,000       497,530
                                                                    -----------
HEALTH CARE SERVICES -- 2.3%
  Quest Diagnostics, Inc., 6.75%, 7/12/06 .........       500,000       513,070
                                                                    -----------
HOUSING AND BUILDING MATERIALS -- 11.4%
  D. R. Horton, Inc., 9.75%, 9/15/10 ..............     1,000,000     1,042,500
  Lennar Corporation, 0.00%, 7/29/18
     (Convertible) ................................     2,250,000     1,492,425
                                                                    -----------
                                                                      2,534,925
                                                                    -----------
LEISURE -- 9.1%
  Mirage Resorts, Inc., 7.25%, 10/15/06 ...........     1,000,000       990,220
  Park Place Entertainment, 8.50%, 11/15/06 .......     1,000,000     1,045,060
                                                                    -----------
                                                                      2,035,280
                                                                    -----------
MEDIA -- 14.3%
  Innova Sa De Real, 12.875%, 4/01/07 .............     2,250,000     2,137,500
  Turner Broadcasting System, Inc.,
     7.40%, 2/01/04 ...............................     1,000,000     1,061,170
                                                                    -----------
                                                                      3,198,670
                                                                    -----------
PAPER PRODUCTS/CONSUMER -- 4.5%
  Georgia-Pacific Corporation, 7.50%, 5/15/06 .....     1,000,000       991,490
                                                                    -----------
SEMICONDUCTOR -- 4.9%
  Cypress Semiconductor Corporation,
     4.00%, 2/01/05 (Convertible) .................     1,250,000     1,088,875
                                                                    -----------
UNITED STATES TREASURY -- 4.5%
  United States Treasury Bills,
     1.662%, 3/21/02 ..............................     1,000,000       996,320
                                                                    -----------
UTILITIES -- 4.8%
  Great Lakes Power, Inc., 9.00%, 8/01/04 .........     1,000,000     1,072,830
                                                                    -----------
TOTAL BONDS AND BILLS
     (Identified Cost $15,851,270) ................                  16,299,247
                                                                    -----------
PREFERRED STOCKS -- 24.4%
  Archstone-Smith Trust, $2.2089 (Convertible) ....        41,000     1,451,400
  Duquesne Capital LP, $2.094 .....................        10,000       252,300
  Host Marriott Financial Trust, $3.375 ...........        22,400       725,760
  Nova Chemicals Corp., $2.26 .....................         8,500       171,700
  Placer Dome, Inc., $2.156 .......................        25,000       599,500
  Vornado Realty Trust, $3.25 (Convertible) .......        39,000     2,242,500
                                                                    -----------
TOTAL PREFERRED STOCKS
    (Identified Cost $5,505,572) ..................                   5,443,160
                                                                    -----------
                                                          FACE
                                                         AMOUNT
                                                         ------
SHORT-TERM INVESTMENT -- 1.4%
  American Express Credit Corporation,
    1.77%, 1/02/02 (cost $325,000) ................   $   325,000   $   325,000
                                                                    -----------
TOTAL INVESTMENTS -- 98.9%
    (Identified Cost $21,681,842)(b) ..............                  22,067,407
              Cash and receivables ................                     394,188
              Liabilities .........................                    (155,544)
                                                                    -----------
TOTAL NET ASSETS -- 100.0% ........................                 $22,306,051
                                                                    ===========

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 2001 the net unrealized appreciation of investments based on cost of $21,681,842 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
      all investments in which there is an excess
      of value over tax cost ....................                   $   952,176
    Aggregate gross unrealized depreciation for
      all investments in which there is an excess
      of tax cost over value ....................                      (566,611)
                                                                    -----------
Net unrealized appreciation .....................                   $   385,565
                                                                    ===========

For tax purposes, as of December 31, 2001, there was no undistributed ordinary income or capital gains except for the unrealized appreciation/ (depreciation).

                See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2001

ASSETS
  Investments at value (Identified
   cost -- $21,681,842) .......................................   $22,067,407
  Cash ........................................................         2,820
  Receivable for:
   Shares of the Fund sold ......................     $  33,902
   Dividends and interest .......................       357,466       391,368
                                                      ---------   -----------
                                                                   22,461,595
                                                                  -----------
LIABILITIES
  Payable for:
   Shares of the Fund redeemed ..................        88,119
   Distributions declared .......................        14,562       102,681
                                                      ---------
  Accrued expenses:
   Management fees ..............................         1,695
   Trustees' fees ...............................         4,693
   Accounting and Administration ................           625
   Transfer Agent fees ..........................         6,300
   Other expenses ...............................        39,550        52,863
                                                      ---------   -----------
                                                                      155,544
                                                                  -----------
NET ASSETS ....................................................   $22,306,051
                                                                  ===========
  Net Assets consist of:
   Capital paid-in ............................................   $28,517,970
   Accumulated net realized loss ..............................    (6,597,484)
   Unrealized appreciation on investments -- net ..............       385,565
                                                                  -----------
NET ASSETS ....................................................   $22,306,051
                                                                  ===========

  Shares of beneficial interest outstanding, no par value  ....     2,403,873
                                                                  ===========
  Net asset value per share* ..................................        $ 9.28
                                                                  ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($22,306,051 / 2,403,873).

                See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2001

INVESTMENT INCOME
 Income
  Dividends .............................................  $   450,897
  Interest ..............................................    1,285,129
                                                           -----------
                                                             1,736,026
                                                           -----------
 Expenses
  Management fees .......................................      159,283
  Trustees' fees ........................................       19,543
  Accounting and Administration .........................        7,500
  Custodian .............................................       48,982
  Transfer agent ........................................       42,044
  Audit and tax services ................................       28,496
  Legal .................................................        3,682
  Printing ..............................................       16,155
  Registration ..........................................       15,951
  Miscellaneous .........................................          484
                                                           -----------
                                                               342,120
Less expenses assumed by the investment adviser .........     (133,829)
                                                           -----------
Net expenses ............................................      208,291
                                                           -----------
Net investment income ...................................    1,527,735
                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Realized loss on investments -- net ....................   (2,878,612)
 Unrealized appreciation -- net .........................    2,140,322
                                                           -----------
 Net loss on investments ................................     (738,290)
                                                           -----------

NET CHANGE IN ASSETS FROM OPERATIONS ....................  $   789,445
                                                           ===========

                See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED DECEMBER 31,
                                                        ------------------------------
                                                             2001             2000
                                                        -------------    -------------
FROM OPERATIONS
  Net investment income .............................   $   1,527,735    $   2,328,898
  Net realized loss from investments ................      (2,878,612)        (902,391)
  Unrealized appreciation ...........................       2,140,322          667,875
                                                        -------------    -------------
    Change in net assets from operations ............         789,445        2,094,382
                                                        -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .............................      (1,577,765)      (2,411,820)
                                                        -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ......................       2,032,713        3,446,802
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment income ............       1,165,910        1,749,464
                                                        -------------    -------------
                                                            3,198,623        5,196,266
  Cost of shares redeemed ...........................      (5,954,866)      (7,247,085)
                                                        -------------    -------------
    Change in net assets derived from
      capital share transactions ....................      (2,756,243)      (2,050,819)
                                                        -------------    -------------
  Total change in net assets ........................      (3,544,563)      (2,368,257)

NET ASSETS
  Beginning of period ...............................      25,850,614       28,218,871
                                                        -------------    -------------
  End of period .....................................   $  22,306,051    $  25,850,614
                                                        =============    =============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ........................         216,124          349,225
  Issued in connection with reinvestment of:
    Dividends from net investment income ............         125,115          179,513
                                                        -------------    -------------
                                                              341,239          528,738
  Redeemed ..........................................        (639,075)        (737,711)
                                                        -------------    -------------
  Net change ........................................        (297,836)        (208,973)
                                                        =============    =============

                See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------------------------------------
                                                  2001             2000              1999           1998           1997
                                              -----------       -----------       -----------    -----------    -----------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ..   $      9.57       $      9.69       $     10.28    $     11.24    $     11.60
                                              -----------       -----------       -----------    -----------    -----------
Net investment income (a) .................          0.59(b)           0.86              0.89           0.83           0.78
Dividends from net investment income ......         (0.61)            (0.89)            (0.90)         (0.83)         (0.78)
Net realized and unrealized loss on
  investments .............................         (0.27)            (0.09)            (0.58)         (0.96)         (0.36)
                                              -----------       -----------       -----------    -----------    -----------
Net decrease in net asset value ...........         (0.29)            (0.12)            (0.59)         (0.96)         (0.36)
                                              -----------       -----------       -----------    -----------    -----------
Net asset value at the end of year ........   $      9.28       $      9.57       $      9.69    $     10.28    $     11.24
                                              ===========       ===========       ===========    ===========    ===========

Total Return (%) (c) ......................           3.5               8.1               3.0           (1.2)           3.7

Ratios:
Operating expenses to average net assets (%)         0.85              0.85              0.85           0.85           0.85
Operating expenses to average net assets
  before expense limitation (%) ...........          1.40              1.35              1.41           1.26           1.26
Net investment income to average net assets(%)       6.23              8.64              8.60           7.56           6.81
Portfolio turnover (%) ....................            66                42                47             52            147

Net assets at end of year (in thousands) ($)       22,306            25,851            28,219         34,314         43,932

(a) Net of reimbursement which amounted to($)        0.05              0.05              0.06           0.05           0.05
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had certain expenses not been reimbursed during the year.

                See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain reclassifications were made to prior year amounts to conform to current year presentations.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2001 there were capital loss carryovers available to offset future realized gains of $1,677,676 expiring in the year 2005, $1,113,890 expiring in the year 2007, $902,391 expiring in the year 2008 and $2,903,527 expiring in the year 2009.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to REITs and defaulted bonds. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $12,553,237 and $10,463,232, respectively. Purchases and sales of United States government obligations, excluding short term securities, aggregated $2,931,508 and $6,000,176, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2001, the Fund incurred management fees of $159,283 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the year ended December 31, 2001, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2001 these expenses amounted to $7,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2001 was $274 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2002, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the year ended December 31, 2001, CGM waived $133,829 of its management fee. The Fund incurred operating expenses of $208,291, representing 0.85% of the average daily net assets.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2002

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR01                                                        Printed in U.S.A.

CGM
MUTUAL FUND

72nd Annual Report
December 31, 2001

A No-Load Fund

[logo]    Investment Adviser
          CAPITAL GROWTH MANAGEMENT
          Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund increased +10.8% during the fourth quarter of 2001 while the unmanaged Standard and Poor's 500 Index grew +10.7% and the Merrill Lynch Master Bond Index decreased -0.04%. For the year just ended, CGM Mutual Fund decreased -11.6%, the unmanaged S&P 500 Index declined -11.9% and the Merrill Lynch Master Bond Index increased +8.3%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
One year ago, the prevailing view was one of economic weakness caused in part by failing dot-coms and wounded high tech companies. We expected some impact on general spending as a result of lower stock prices. However, most observers underestimated the extent to which the busted tech bubble would affect the general economy. Today, commodity prices are down, unemployment is up and we have experienced a steep decline in spending on capital goods and in corporate profits. While most of the weakness lies in the business sector, some consumer slowing has occurred as well, both of which were exacerbated in the aftermath of the September 11 tragedy. But even recession brings with it some benefits, not the least of which is to correct the excesses of more prosperous times.

In January of 2001, the Federal Reserve Bank began reducing interest rates and continued to do so throughout the year. The Federal Funds Rate was lowered eleven times, from 6.5% to the current 1.75%, the lowest in 40 years. We believe Fed easing combined with increased government defense spending and special anti-terrorist appropriations ought to improve the economy this year. And, with inflation under control and spending on housing and autos holding up better than expected thus far, some positive signs of stabilization are already beginning to show in the economic numbers.

PORTFOLIO STRATEGY
CGM Mutual Fund was approximately 75% invested in common stock and 25% in fixed income securities during 2001. The Fund entered 2001 with minimal exposure to the economy and increased its sensitivity to business conditions as the year progressed in anticipation of economic recovery in the year 2002. The deepening recession aggravated by the September 11 attacks and corporate disappointments caused significant losses in a number of individual stocks in the Fund's portfolio, including Americredit, Inco and Cigna Corporation. Meaningful appreciation in homebuilding investments during the fourth quarter boosted the Fund's performance and provided a partial offset to these losses for the year.

We are optimistic about the economic outlook for 2002 and believe the CGM Mutual Fund portfolio is well positioned for a profitable year. CGM Mutual Fund remains approximately 25% invested in treasury bills and corporate bonds. The equity portion of the portfolio includes holdings of companies selling at reasonable price-to-earnings relationships. The Fund's three largest industry positions are housing and building materials, health care services and insurance. CGM Mutual Fund's three largest equity holdings are NVR, Inc., D. R. Horton, Inc. and Golden West Financial Corporation.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ Kenneth Heebner

              Kenneth Heebner
              Portfolio Manager

January 2, 2002

--------------------------------------------------------------------------------
     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND,
      THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

    --------------------------------------
                CGM Mutual Fund
         Average Annual Total Returns
    --------------------------------------
    1 year       5 year        10 year
    -11.6%        2.0%           7.1%
    -------------------------------------
      Past performance is no indication
              of future results
    -------------------------------------

                   CGM Mutual       Unmanaged S&P          Merrill Lynch
                     Fund             500 Index          Master Bond Index
--------------------------------------------------------------------------
                   $10,000            $10,000                $10,000
   1992             10,610             10,760                 10,760
   1993             12,923             11,847                 11,836
   1994             11,669             12,001                 11,505
   1995             14,505             16,501                 13,633
   1996             17,943             20,296                 14,124
   1997             19,414             27,075                 15,494
   1998             21,006             34,819                 16,873
   1999             25,312             42,131                 16,704
   2000             22,376             38,297                 18,658
   2001             19,780             33,740                 20,207

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2001

                                                                CGM
                                                            MUTUAL FUND
                                                          ---------------

10 Years .................................................    +97.6%
 5 Years .................................................    +10.2
 1 Year ..................................................    -11.6
 3 Months ................................................    +10.8

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                NUMBER OF
                                                                                                               FUNDS IN THE
                                                                  PRINCIPAL OCCUPATION DURING                   CGM FUNDS
                                         POSITION HELD AND             PAST 5 YEARS AND                          COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED        OTHER DIRECTORSHIPS HELD                     OVERSEEN
---------------------                  ---------------------       -------------------------                   ------------


INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,                      6
  age 61                                                             Kenbob, Inc.(managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,            6
  age 61                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A. Master
                                                                     and Feeder Trusts (four mutual funds)

Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New England          6
  age 81                                                             Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief           6
  age 76                                                             Executive Officer, New England Deaconess
                                                                     Hospital; formerly Trustee, New England
                                                                     Zenith Fund; formerly Director,
                                                                     Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner, Stratton Management           6
  age 53                                                             Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                6
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 61                                                             (managing partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Vice President,                      6
  age 41                                                             Investor Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM            6
  age 56                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                 6
  age 46

Mary L. Stone*                        Assistant Vice President       Employee - Assistant Vice President,            6
  age 57                              since 1990                     Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer, CGM         6
  age 40
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM           6
  age 64

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------------------------
                                                   25 YEAR INVESTMENT RECORD
                                      DECEMBER 31, 1976 -- DECEMBER 31, 2001 (UNAUDITED)
 -----------------------------------------------------------------------------------------------------------------------------
                                IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1976
 -----------------------------------------------------------------------------------------------------------------------------
                  -- AND HAD TAKEN ALL DIVIDENDS                   OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                     AND DISTRIBUTIONS IN CASH                        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------------------------------------------------------------------------------
                                 During the Year
                              You Would Have Received                                            Which Would Represent
                            ----------------------------                                  ------------------------------------
                                                                    The Value of                             A Cumulative
                 The Net                                            Your Original                                Change
               Asset Value    Per Share      Per Share               Investment               An                Expressed
     On          of Your    Capital Gains     Income                   At Each               Annual          As An Index With
  December    Shares Would  Distributions  Distributions              Year End            Total Return         December 31,
     31         Have Been        of             of                 Would Have Been             of              1976 = 100.0
------------------------------------------------------------------------------------------------------------------------------
1976             $13.96                                                                                            100.0
1977              12.88        --              $ 0.52                 $ 13.39                 -   4.1%              95.9
1978              12.83        --                0.65                   14.05                 +   4.9              100.6
1979              13.81        --                0.72                   15.97                 +  13.7              114.4
1980              14.85        --                0.88                   18.33                 +  14.8              131.3
1981              13.90        --                0.97                   18.35                 +   0.1              131.4
1982              18.16        --                1.09                   25.87                 +  41.0              185.3
1983              18.81        --                1.09                   28.43                 +   9.9              203.6
1984              17.01        1.86              0.95                   30.22                 +   6.3              216.4
1985              21.53        --                1.08                   40.65                 +  34.5              291.1
1986              22.86        2.75              0.94                   50.85                 +  25.1              364.2
1987              20.40        4.52              1.06                   57.82                 +  13.7              414.1
1988              19.94        --                1.10                   59.67                 +   3.2              427.4
1989              22.34        0.95              0.93                   72.62                 +  21.7              520.1
1990              21.64        --                0.93*                  73.42                 +   1.1              525.8
1991              26.80        2.64              0.97                  103.45                 +  40.9              740.9
1992              26.02        1.42              0.93                  109.76                 +   6.1              786.1
1993              28.88        1.93              0.86                  133.69                 +  21.8              957.5
1994              25.05        --                1.04                  120.72                 -   9.7              864.6
1995              29.43        0.89              0.77                  150.05                 +  24.3             1074.7
1996              31.42        4.15              0.74                  185.61                 +  23.7             1329.4
1997              25.52        7.81              0.67                  200.83                 +   8.2             1438.4
1998              26.36        0.25              0.98                  217.30                 +   8.2             1556.3
1999              27.28        3.54              0.84                  261.85                 +  20.5             1875.3
2000              23.38        --                0.73                  231.48                 -  11.6             1657.8
2001              20.47        --                0.20                  204.63                 -  11.6             1465.5
                             ------            ------                                          ------
 Totals                      $32.71            $21.64                                         +1365.5
----------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
----------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2001
COMMON STOCKS -- 73.8% OF TOTAL NET ASSETS
                                                         SHARES       VALUE(a)
                                                     -----------   ------------
AUTO AND RELATED -- 3.6%
  Honda Motor Co., Ltd. ADR (b) ...................      220,000   $ 17,932,200
                                                                   ------------
COMPUTER SOFTWARE AND SERVICES -- 2.0%
  Electronic Data Systems Corporation .............      145,000      9,939,750
                                                                   ------------
ELECTRONIC COMPONENTS -- 0.4%
  Micron Technology, Inc. (c) .....................       70,000      2,170,000
                                                                   ------------
HEALTH CARE SERVICES -- 14.6%
  HCA, Inc. .......................................      613,000     23,625,020
  Tenet Healthcare Corporation (c) ................      410,000     24,075,200
  Universal Health Services, Inc. (c) .............      585,000     25,026,300
                                                                   ------------
                                                                     72,726,520
                                                                   ------------
HOUSING AND BUILDING MATERIALS -- 24.7%
  Centex Corporation ..............................      230,000     13,130,700
  D.R. Horton, Inc. ...............................    1,030,000     33,433,800
  Lennar Corporation ..............................      647,000     30,292,540
  NVR, Inc. (c) ...................................      187,000     38,148,000
  Ryland Group, Inc. ..............................      110,000      8,052,000
                                                                   ------------
                                                                    123,057,040
                                                                   ------------
INSURANCE -- 12.5%
  PartnerRe Ltd. ..................................      330,000     17,820,000
  RenaissanceRe Holdings Ltd. .....................      287,000     27,379,800
  XL Capital Ltd. .................................      190,000     17,358,400
                                                                   ------------
                                                                     62,558,200
                                                                   ------------
RETAIL -- 4.9%
  Lowe's Companies, Inc. ..........................      525,000     24,365,250
                                                                   ------------
SAVINGS AND LOAN/THRIFTS -- 11.1%
  Golden West Financial Corporation ...............      515,000     30,307,750
  Washington Mutual, Inc. .........................      767,500     25,097,250
                                                                   ------------
                                                                     55,405,000
                                                                   ------------
TOTAL COMMON STOCKS
    (Identified Cost $327,494,037) ................                 368,153,960
                                                                   ------------
BONDS AND BILLS -- 25.8%
                                                         FACE
                                                        AMOUNT
                                                        ------
  BANK AND INSURANCE -- 6.0%
  Korea Development Bank, 6.625%, 11/21/03 ........ $ 28,850,000   $ 29,986,690
                                                                   ------------
  UNITED STATES TREASURY -- 19.8%
    United States Treasury Bills, 1.662%, 3/21/02 .   20,000,000     19,926,400
    United States Treasury Bills, 1.666%, 3/28/02 .   52,000,000     51,791,480
    United States Treasury Bills, 1.796%, 2/14/02 .   27,000,000     26,939,445
                                                                   ------------
                                                                     98,657,325
                                                                   ------------
  TOTAL BONDS AND BILLS
    (Identified Cost $125,602,301) ................                 128,644,015
                                                                   ------------
  SHORT-TERM INVESTMENT -- 1.6%
     American Express Credit Corporation,
      1.77%, 1/02/02 (Cost $7,980,000) ............    7,980,000      7,980,000
                                                                   ------------
  TOTAL INVESTMENTS -- 101.2%
      (Identified Cost $461,076,338) (d) ..........                 504,777,975
      Cash and receivables ........................                  11,931,236
      Liabilities .................................                 (17,737,544)
                                                                   ------------
  TOTAL NET ASSETS -- 100.0% ......................                $498,971,667
                                                                   ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) Federal Tax Information: At December 31, 2001, the net unrealized appreciation on investments based on cost of $458,411,993 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation
     for all investments in which there is
     an excess of value over tax cost ...........                 $ 54,441,877
    Aggregate gross unrealized depreciation
     for all investments in which there is
     an excess of tax cost over value ...........                   (8,075,895)
                                                                  ------------
    Net unrealized appreciation .................                 $ 46,365,982
                                                                  ============

    As of December 31, 2001 the components of distributable earnings (excluding unrealized appreciation/(depreciation)) disclosed above on a tax basis consisted of $10,052 in undistributed ordinary income.

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2001

ASSETS
  Investments at value (Identified
    cost -- $461,076,338) .................................      $504,777,975
  Cash ....................................................             1,605
  Receivable for:
    Securities sold ......................      $11,696,802
    Shares of the Fund sold ..............           10,869
    Dividends and interest ...............          221,960        11,929,631
                                                -----------      ------------
                                                                  516,709,211
                                                                 ------------
LIABILITIES
  Payable for:
    Securities purchased                         14,940,217
    Shares of the Fund
      redeemed ...........................        2,175,641
    Distributions declared ...............           51,345        17,167,203
                                                -----------

  Accrued expenses:
    Management fees ......................          376,663
    Trustees' fees .......................           13,939
    Accounting and Administration ........            6,667
    Transfer Agent fees ..................          110,000
    Other expenses .......................           63,072           570,341
                                                -----------      ------------
                                                                   17,737,544
                                                                 ------------
NET ASSETS ................................................      $498,971,667
                                                                 ============
  Net Assets consist of:
    Capital paid-in .......................................      $619,078,782
    Undistributed net investment income ...................            10,052
    Accumulated net realized loss .........................      (163,818,804)
    Unrealized appreciation on investments -- net .........        43,701,637
                                                                 ------------
NET ASSETS ................................................      $498,971,667
                                                                 ============

  Shares of beneficial interest outstanding, no par value          24,379,211
                                                                 ============
  Net asset value per share* ..............................            $20.47
                                                                       ======

* Shares of the Fund are sold and redeemed at net asset value
  ($489,971,667 / 24,379,211).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2001

INVESTMENT INCOME
  Income
    Dividends .............................................  $  3,729,723
    Interest ..............................................     7,589,053
                                                             ------------
                                                               11,318,776
                                                             ------------
  Expenses
    Management fees .......................................     4,806,762
    Trustees' fees ........................................        56,528
    Accounting and Administration .........................        80,000
    Custodian .............................................        98,627
    Transfer agent ........................................       698,633
    Audit and tax services ................................        33,000
    Legal .................................................        72,693
    Printing ..............................................        82,608
    Registration ..........................................        19,463
    Miscellaneous .........................................         2,115
                                                             ------------
                                                                5,950,429
                                                             ------------
  Net investment income ...................................     5,368,347
                                                             ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS
    Realized loss on investments -- net ...................   (70,724,601)
    Unrealized depreciation -- net ........................   (10,590,496)
                                                             ------------
    Net loss on investments ...............................   (81,315,097)
                                                             ------------

NET CHANGE IN ASSETS FROM
  OPERATIONS ..............................................  $(75,946,750)
                                                             ============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED DECEMBER 31,
                                                        ------------------------------
                                                            2001             2000
                                                        -------------    -------------
FROM OPERATIONS
  Net investment income .............................   $   5,368,347    $  22,550,634
  Net realized loss from investments ................     (70,724,601)     (94,631,486)
  Unrealized depreciation ...........................     (10,590,496)     (27,226,539)
                                                        -------------    -------------
    Change in net assets from operations ............     (75,946,750)     (99,307,391)
                                                        -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................      (5,263,035)     (21,556,691)
                                                        -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ......................       7,276,561       13,163,933
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income ............       4,637,800       19,004,723
                                                        -------------    -------------
                                                           11,914,361       32,168,656
  Cost of shares redeemed ...........................     (86,200,672)    (165,764,990)
                                                        -------------    -------------
    Change in net assets derived from capital
      share transactions ............................     (74,286,311)    (133,596,334)
                                                        -------------    -------------
  Total change in net assets ........................    (155,496,096)    (254,460,416)

NET ASSETS
  Beginning of period ...............................     654,467,763      908,928,179
                                                        -------------    -------------
  End of the period (including undistributed
    net investment income of $10,052 and
    $443,082, respectively) .........................   $ 498,971,667    $ 654,467,763
                                                        =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ........................         352,985          513,893
  Issued in connection with reinvestment of:
    Dividends from net investment income ............         220,940          795,827
                                                        -------------    -------------
                                                              573,925        1,309,720
  Redeemed ..........................................      (4,185,516)      (6,642,703)
                                                        -------------    -------------
  Net change ........................................      (3,611,591)      (5,332,983)
                                                        =============    =============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------------------------------------
                                                2001(a)             2000             1999           1998           1997
                                              -----------       -----------       -----------    -----------    -----------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ..   $     23.38       $     27.28       $     26.36    $     25.52    $     31.42
Net investment income .....................          0.19              0.74              0.83           1.00           0.66
Dividends from net investment income ......         (0.20)            (0.73)            (0.84)         (0.98)         (0.67)
Net realized and unrealized
  gain (loss) on investments ..............         (2.90)            (3.91)             4.47           1.07           1.92
Distribution from net realized gain .......          --                --               (3.54)         (0.25)         (7.81)
                                              -----------       -----------       -----------    -----------    -----------
Net increase (decrease) in net asset value          (2.91)            (3.90)             0.92           0.84          (5.90)
                                              -----------       -----------       -----------    -----------    -----------
Net asset value at end of year ............   $     20.47       $     23.38       $     27.28    $     26.36    $     25.52
                                              ===========       ===========       ===========    ===========    ===========
Total Return (%) ..........................         (11.6)            (11.6)             20.5            8.2            8.2
Ratios:
Operating expenses to average net assets (%)         1.10              1.06              1.02           1.02           0.98
Net investment income to average net
  assets (%) ..............................          1.00              2.99              2.86           3.56           1.91
Portfolio turnover (%) ....................           236               230               200            280            386
Net assets at end of year (in thousands) ($)      498,972           654,468           908,928        940,930      1,192,154

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to 1.00%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain reclassifications were made to prior year amounts to conform to current year presentations.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2001, there were capital loss carryovers available to offset future realized gains of $95,859,032 expiring in year 2008 and $70,624,117 expiring in year 2009.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to book to tax differences on amortization of discount on corporate bonds. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

F. CHANGE IN ACCOUNTING PRINCIPLE -- As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. Prior to January 1, 2001, the Fund did not amortize discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $2,341,113 increase in cost of securities and a corresponding $2,341,113 decrease in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

    The effect of this change for the year ended December 31, 2001 was to increase net investment income by $936,871, decrease net unrealized appreciation (depreciation) by $645,675 and decrease net realized gains (losses) by $291,196. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,028,343,917 and $1,068,454,322, respectively. There were no purchases or sales of long-term United States government obligations.

3. A . MANAGEMENT FEES -- During the year ended December 31, 2001, the Fund incurred management fees of $4,806,762, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $80,000, for the year ended December 31, 2001, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2001 was $7,671 per trustee for the Fund.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2002

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR01                                                        Printed in U.S.A.

CGM
AMERICAN
TAX FREE FUND

9th Annual Report
December 31, 2001

A No-Load Fund

[logo]    Investment Adviser
          CAPITAL GROWTH MANAGEMENT
          Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM American Tax Free Fund declined -1.5% during the fourth quarter of 2001 while the Lehman Municipal Bond Index declined -0.6%. For the year just ended, CGM American Tax Free Fund increased +3.3% and the Lehman Municipal Bond Index rose +5.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
One year ago, the prevailing view was one of economic weakness caused in part by failing dot-coms and wounded high tech companies. We expected some impact on general spending as a result of lower stock prices. However, most observers underestimated the extent to which the busted tech bubble would affect the general economy. Today, commodity prices are down, unemployment is up and we have experienced a steep decline in spending on capital goods and in corporate profits. While most of the weakness lies in the business sector, some consumer slowing has occurred as well, both of which were exacerbated in the aftermath of the September 11 tragedy. But even recession brings with it some benefits, not the least of which is to correct the excesses of more prosperous times.

In January of 2001, the Federal Reserve Bank began reducing interest rates and continued to do so throughout the year. The Federal Funds Rate was lowered eleven times, from 6.5% to the current 1.75%, the lowest in 40 years. We believe Fed easing combined with increased government defense spending and special anti-terrorist appropriations ought to improve the economy this year. And, with inflation under control and spending on housing and autos holding up better than expected thus far, some positive signs of stabilization are already beginning to show in the economic numbers.

The bond market was treated to a roller coaster ride during the past year prompted by the Fed's rate cuts which drove long Treasury rates down nearly 115 basis points before reversing the trend by year-end. Tax exempt bond returns, driven primarily by individual buying interest, turned in a relatively good year as compared to alternative investment returns. Nevertheless, the municipal market still weakened during fourth quarter interest rate volatility, though not so dramatically as Treasuries.

PORTFOLIO STRATEGY
CGM American Tax Free Fund tracked the market for most of the year though it suffered on account of its airline exposure after the WTC and Pentagon attacks. While the total airline exposure was less than 8% of the portfolio at year-end, it did cause the Fund to lag.

Moving into 2002, the Fund is well diversified by sector and geography. The maturity and duration of the Fund was extended slightly at year-end to take advantage of recent high yields and what we believe will be renewed investor interest in municipal securities given their relative attractiveness and less volatile returns. We anticipate a recovery in airline paper as the public becomes more comfortable with new security measures and travelling in general. We have avoided general obligation issues in light of weakened state and local economies and their direct impact on tax revenues.

CGM American Tax Free Fund's three largest sectors are industrial development/ pollution control, education and housing. The Fund's three largest holdings are Hopewell, Virginia Industrial Development Authority (Stone Container), Howard County, Maryland Multi- family Housing, Chase Glen Apartments (AvalonBay Properties) and the Massachusetts State Turnpike Authority Metro Highway System.

               /s/  Robert L. Kemp

                    Robert L. Kemp
                    President

               /s/  Janice H. Saul

                    Janice H. Saul
                    Portfolio Manager
January 2, 2002

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL BOND INDEX assuming reinvestment of dividends and capital gains

    --------------------------------------
          CGM American Tax Free Fund
         Average Annual Total Returns
    --------------------------------------
    1 year       5 year      Life of Fund*
     3.3%         4.8%           4.7%
    *(Annualized from 11/10/93 - 12/31/01)
    -------------------------------------
      Past performance is no indication
              of future results
    -------------------------------------

                 CGM American            Lehman Municipal
                 Tax Free Fund              Bond Index
-----------------------------------------------------------
11/10/93           $10,000                  $10,000
   1993             10,290                   10,040
   1994              9,446                    9,518
   1995             11,147                   11,184
   1996             11,470                   11,676
   1997             12,503                   12,750
   1998             13,316                   13,579
   1999             12,609                   13,293
   2000             14,046                   14,849
   2001             14,510                   15,606

CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2001

                                                                 CGM AMERICAN
                                                                 TAX FREE FUND
                                                                 -------------
5 Years .........................................................   +26.5%
1 Year ..........................................................   + 3.3
3 Months ........................................................   - 1.5

The Fund's average annual total returns for the five year period ended December 31, 2001 and from inception (November 10, 1993) through December 31, 2001 are +4.8% and +4.7%, respectively. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 2002. Otherwise, the Fund's total return for each period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                NUMBER OF
                                                                                                               FUNDS IN THE
                                                                  PRINCIPAL OCCUPATION DURING                   CGM FUNDS
                                         POSITION HELD AND             PAST 5 YEARS AND                          COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED        OTHER DIRECTORSHIPS HELD                     OVERSEEN
---------------------                  ---------------------       -------------------------                   ------------


INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,                      6
  age 61                                                             Kenbob, Inc.(managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,            6
  age 61                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A. Master
                                                                     and Feeder Trusts (four mutual funds)

Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New England          6
  age 81                                                             Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief           6
  age 76                                                             Executive Officer, New England Deaconess
                                                                     Hospital; formerly Trustee, New England
                                                                     Zenith Fund; formerly Director,
                                                                     Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner, Stratton Management           6
  age 53                                                             Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                6
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 61                                                             (managing partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Vice President,                      6
  age 41                                                             Investor Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM            6
  age 56                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                 6
  age 46

Janice H. Saul*                       Vice President since 1993      Employee - Portfolio Manager, CGM               2
  age 46

Mary L. Stone*                        Assistant Vice President       Employee - Assistant Vice President,            6
  age 57                              since 1990                     Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer, CGM         6
  age 40
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM           6
  age 64

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2001
MUNICIPAL BONDS -- 101.7% OF TOTAL NET ASSETS
                                                        FACE
                                                       AMOUNT         VALUE(a)
                                                       ------         --------
CALIFORNIA -- 2.5%
  Los Angeles Regional Airport (United Airlines),
    6.875%, 11/15/12 ..............................  $  500,000   $    391,135
                                                                  ------------
COLORADO -- 6.3%
  Colorado Health Facilities Authority Revenue
    Bonds (Vail Valley Medical Center Project),
    5.80%, 1/15/27 ................................     550,000        528,946
  Denver City & County Airport, 5.25%, 11/15/23 ...     500,000        487,280
                                                                  ------------
                                                                     1,016,226
                                                                  ------------
FLORIDA -- 4.5%
  Florida State Board of Education Capital Outlay,
    4.75%, 6/01/22 ................................     500,000        462,405
  Polk County Industrial Development Authority
    Revenue Bonds (IMC Fertilizer), 7.525%, 1/01/15     250,000        257,608
                                                                  ------------
                                                                       720,013
                                                                  ------------
GEORGIA -- 6.1%
  Atlanta Water and Waste Water Revenue Bonds
    Series A, 5.00%, 11/01/39 .....................     500,000        471,690
  Private Colleges and Universities Authority
    Revenue Bonds (Mercer University Project),
    5.75%, 10/01/21 ...............................     500,000        499,365
                                                                  ------------
                                                                       971,055
                                                                  ------------
HAWAII -- 3.8%
  Hawaii State Housing and Community Development,
    6.00%, 7/01/15 ................................     500,000        522,290
  Honolulu City and County Mortgage Revenue
    (FHA Insured), 7.80%, 7/01/24 .................      90,000         91,675
                                                                  ------------
                                                                       613,965
                                                                  ------------
ILLINOIS -- 3.3%
  Illinois Student Assistance Loan, 5.75%, 3/01/07      500,000        532,950
                                                                  ------------
KENTUCKY -- 2.5%
  Kenton County Airport Revenue Bonds
    (Delta Airlines), 6.75%, 2/01/02 ..............     400,000        401,012
                                                                  ------------
MARYLAND -- 4.9%
  Howard County Multi-family Housing, Chase Glen
    Apartments (AvalonBay Properties),
    7.00%, 7/01/24 ................................     750,000        787,717
                                                                  ------------
MASSACHUSETTS -- 4.1%
  Massachusetts State Turnpike Authority Metro
    Highway System Revenue Bonds Series A,
    4.75%, 1/01/34 ................................     750,000        661,665
                                                                  ------------
MICHIGAN -- 3.0%
  Michigan State Hospital Finance Authority,
    5.50%, 11/15/08 ...............................     460,000        475,893
                                                                  ------------
MISSOURI -- 2.9%
  Clay County Public School District Number 53
    Liberty, 4.50%, 3/01/16 .......................     500,000        463,525
                                                                  ------------
NEW JERSEY -- 8.5%
  New Jersey Economic Development Authority
    (Continental Airlines), 6.625%, 9/15/12 .......     325,000        284,544
  New Jersey Economic Development Authority
    (NJ Performing Arts Center), 6.00%, 6/15/10 ...     500,000        555,175
  New Jersey State Housing Series B,
    6.05%, 11/01/17 ...............................     500,000        525,550
                                                                  ------------
                                                                     1,365,269
                                                                  ------------
NEW YORK -- 16.4%
  New York City General Obligation Bonds
    Series B, 8.25%, 6/01/05 ......................     100,000        114,474
  New York City Tobacco Amortization,
    5.75%, 7/15/15 ................................     500,000        522,950
  New York State Dormitory Authority Revenue
    Bonds (City University Facilities),
    5.75%, 7/01/13 ................................     250,000        272,175
  New York State Dormitory Authority Revenue
    Bonds (State University Facilities),
    5.875%, 5/15/11 ...............................     250,000        276,015
  New York State Mortgage Agency Revenue Bonds
    Series 70, 5.375%, 10/01/17 ...................     500,000        505,720
  New York State Throughway Authority Service,
    5.75%, 4/01/15 ................................     500,000        533,535
  Port Authority New York and New Jersey Special
    Obligation (Continental/Eastern),
    9.125%, 12/01/15 ..............................     395,000        397,252
                                                                  ------------
                                                                     2,622,121
                                                                  ------------
OREGON -- 3.1%
  Oregon State General Obligation Bonds
    Series A, 0.00%, 8/01/19 ....................     1,300,000        500,110
                                                                  ------------
PENNSYLVANIA -- 5.6%
  Harrisburg General Obligation Bonds
    Series F, 0.00%, 9/15/22 ....................     1,055,000        335,680
  Philadelphia Water and Waste, 6.25%, 8/01/11 ..       500,000        563,295
                                                                  ------------
                                                                       898,975
                                                                  ------------
SOUTH CAROLINA -- 6.2%
  Georgetown County Pollution Control
    (International Paper Project),
    5.125%, 2/01/12 .............................       500,000        495,135
  South Carolina Transportation Infrastructure,
    5.375%, 10/01/24 ............................       500,000        502,900
                                                                  ------------
                                                                       998,035
                                                                  ------------
TEXAS -- 4.6%
  Alliance Airport Authority Special Facilities
    Revenue Bonds (American Airlines, Inc.
    Project), 7.00%, 12/01/11 ...................       250,000        233,897
  Bexar County Health Facilities, 5.375%, 11/15/22      500,000        494,710
                                                                  ------------
                                                                       728,607
                                                                  ------------
VIRGINIA -- 10.3%
  Hopewell Industrial Development Authority
    (Stone Container), 8.25%, 6/01/16 ...........     1,600,000      1,657,648
                                                                  ------------
WASHINGTON -- 3.1%
  Washington State Public Power Supply,
    5.00%, 7/01/12 ..............................       500,000        502,745
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Identified Cost $16,461,908) .................                   16,308,666
                                                                  ------------
SHORT-TERM INVESTMENT -- 2.0%
  American Express Credit Corporation,
    1.77% 1/02/02 (Cost $320,000) ...............       320,000        320,000
                                                                  ------------
TOTAL INVESTMENTS -- 103.7%
   (Identified Cost $16,781,908)(b) .............                   16,628,666
   Cash and receivables .........................                      255,374
   Liabilities ..................................                     (847,923)
                                                                  ------------

TOTAL NET ASSETS -- 100.0% ......................                 $ 16,036,117
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 2001 the net unrealized depreciation on investments based on cost of $16,781,908 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for
      all investments in which there is an
      excess of value over tax cost .............                 $    343,404
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess
      of tax cost over value ....................                     (496,646)
                                                                  ------------
    Net unrealized depreciation .................                 $   (153,242)
                                                                  ============

  As of December 31, 2001 the components of distributable earnings (excluding unrealized appreciation/(depreciation)) disclosed above on a tax basis consisted of $452 in undistributed ordinary income.

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2001

ASSETS
  Investments at value (Identified
    cost -- $16,781,908) ................................      $16,628,666
  Cash ..................................................            2,542
  Receivable for:
    Shares of the Fund sold ...............      $ 15,081
    Interest ..............................       237,751          252,832
                                                 --------      -----------
                                                                16,884,040
                                                               -----------
LIABILITIES
  Payable for:
    Securities purchased ..................       484,112
    Shares of the Fund redeemed ...........       309,016
    Expense advance from adviser ..........        39,352
    Distributions declared ................        15,443          847,923
                                                 --------      -----------
NET ASSETS ..............................................      $16,036,117
                                                               ===========
  Net Assets consist of:
    Capital paid-in .....................................      $17,970,611
    Undistributed net investment income .................              452
    Accumulated net realized loss .......................       (1,781,704)
    Unrealized depreciation on investments -- net .......         (153,242)
                                                               -----------
NET ASSETS ..............................................      $16,036,117
                                                               ===========
  Shares of beneficial interest outstanding, no par value        1,798,042
                                                               ===========
  Net asset value per share* ............................            $8.92
                                                               ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($16,036,117 / 1,798,042).

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2001

INVESTMENT INCOME
  Income
    Interest ...................................................  $  946,101
                                                                  ----------
  Expenses
    Management fees ............................................      98,649
    Trustees' fees .............................................      18,934
    Accounting and Administration ..............................       3,600
    Custodian ..................................................      53,261
    Transfer agent .............................................      19,329
    Audit and tax services .....................................      19,500
    Legal ......................................................       3,792
    Printing ...................................................      12,175
    Registration ...............................................      17,116
    Miscellaneous ..............................................         459
                                                                  ----------
                                                                     246,815
    Less expenses assumed by the investment adviser ............    (246,815)
                                                                  ----------
    Net expenses ...............................................           0
                                                                  ----------
    Net investment income ......................................     946,101
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized gain on investments -- net ..........................      49,994
  Unrealized depreciation -- net ...............................    (478,690)
                                                                  ----------
  Net loss on investments ......................................    (428,696)
                                                                  ----------
NET CHANGE IN ASSETS FROM
  OPERATIONS ...................................................  $  517,405
                                                                  ==========

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                                       2001          2000
                                                   ------------   ------------
FROM OPERATIONS
  Net investment income .........................  $    946,101   $    915,337
  Net realized gain (loss) from investments .....        49,994       (128,097)
  Unrealized appreciation (depreciation) ........      (478,690)       841,759
                                                   ------------   ------------
    Change in net assets from operations ........       517,405      1,628,999
                                                   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................      (946,671)      (915,073)
                                                   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..................     1,968,493      1,567,424
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income ........       566,188        571,575
                                                   ------------   ------------
                                                      2,534,681      2,138,999
  Cost of shares redeemed .......................    (1,989,536)    (1,931,568)
                                                   ------------   ------------
    Change in net assets derived from capital
      share transactions ........................       545,145        207,431
                                                   ------------   ------------
  Total change in net assets ....................       115,879        921,357

NET ASSETS
  Beginning of period ...........................    15,920,238     14,998,881
                                                   ------------   ------------
  End of period (including undistributed net
    investment income of $452 and $1,022
    respectively) ...............................  $ 16,036,117   $ 15,920,238
                                                   ============   ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ....................       212,904        175,853
  Issued in connection with reinvestment of:
    Dividends from net investment income ........        61,724         64,380
                                                   ------------   ------------
                                                        274,628        240,233
  Redeemed ......................................      (216,219)      (218,719)
                                                   ------------   ------------
  Net change ....................................        58,409         21,514
                                                   ============   ============

                See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                          YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------------------------------------
                                                 2001              2000              1999           1998           1997
                                              -----------       -----------       -----------    -----------    -----------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ..   $      9.15       $      8.73       $      9.77    $      9.70    $      9.46
                                              -----------       -----------       -----------    -----------    -----------
Net investment income (a) .................          0.53              0.54              0.54           0.55           0.58
Dividends from net investment income ......         (0.53)            (0.54)            (0.54)         (0.55)         (0.58)
Net realized and unrealized gain (loss)
 on investments ...........................         (0.23)             0.42             (1.04)          0.07           0.24
                                              -----------       -----------       -----------    -----------    -----------
Net increase (decrease) in net asset
 value ....................................         (0.23)             0.42             (1.04)          0.07           0.24
                                              -----------       -----------       -----------    -----------    -----------
Net asset value at end of year ............   $      8.92       $      9.15       $      8.73    $      9.77    $      9.70
                                              ===========       ===========       ===========    ===========    ===========
Total Return (%) (b) ......................           3.3              11.4              (5.3)           6.5            9.0
Ratios:
Operating expenses to average net assets(%)             0                 0                 0              0              0
Operating expenses to average net assets
  before waiver (%) .......................          1.50              1.56              1.76           1.69           2.04
Net investment income to average net
  assets (%) ..............................          5.75              6.10              5.76           5.63           6.11
Portfolio turnover (%) ....................            35                20                53             37            140
Net assets at end of year (in thousands)($)        16,036            15,920            14,999         17,706         14,443

(a) Net of fees waived and reimbursed
    amounted to ($) .......................          0.14              0.14              0.17           0.16           0.19
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the year.

               See accompanying notes to financial statements.
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2001, there were capital loss carryovers available to offset future realized gains of $609,842 expiring in the year 2002, $224,953 expiring in 2004, $818,812 expiring in 2007, and $128,097 expiring in 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 2001 invested in New York and Virginia. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $6,650,629 and $5,591,429, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2001, the Fund incurred management fees of $98,649 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee for the year ended December 31, 2001. See Note 4. An affiliate of the investment advisor owns 6% of the Fund at December 31, 2001.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2001 these expenses amounted to $3,600 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM for the year ended December 31, 2001. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2001 was $152 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2002, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the year ended December 31, 2001, CGM waived its entire management fee of $98,649, the entire Accounting and Administration expense of $3,600 and assumed other Fund expenses of $144,566.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2002

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR01                                                        Printed in U.S.A.

CGM
REALTY FUND

8th Annual Report
December 31, 2001

A No-Load Fund

[logo]    Investment Adviser
          CAPITAL GROWTH MANAGEMENT
          Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased +8.3% during the fourth quarter of 2001 while the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index returned +5.0% and the unmanaged Standard and Poor's 500 Index grew +10.7%. For the twelve months just ended, CGM Realty Fund increased +5.1%, the NAREIT Equity REIT Index increased +13.9% and the unmanaged S&P 500 Index declined -11.9%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
One year ago, the prevailing view was one of economic weakness caused in part by failing dot-coms and wounded high tech companies. We expected some impact on general spending as a result of lower stock prices. However, most observers underestimated the extent to which the busted tech bubble would affect the general economy. Today, commodity prices are down, unemployment is up and we have experienced a steep decline in spending on capital goods and in corporate profits. While most of the weakness lies in the business sector, some consumer slowing has occurred as well, both of which were exacerbated in the aftermath of the September 11 tragedy. But even recession brings with it some benefits, not the least of which is to correct the excesses of more prosperous times.

In January of 2001, the Federal Reserve Bank began reducing interest rates and continued to do so throughout the year. The Federal Funds Rate was lowered eleven times, from 6.5% to the current 1.75%, the lowest in 40 years. We believe Fed easing combined with increased government defense spending and special anti-terrorist appropriations ought to improve the economy this year. And, with inflation under control and spending on housing and autos holding up better than expected thus far, some positive signs of stabilization are already beginning to show in the economic numbers.

Historically, lower interest rates have been associated with higher price-to-earnings (P/E) ratios since interest rates are key to determining the discounted present value of future earnings potential. Given today's low interest rates, we believe companies that have yet to reflect deserved P/E enhancement present attractive investment opportunities.

PORTFOLIO STRATEGY
CGM Realty Fund remained fully invested throughout 2001. The Fund lagged the NAREIT Equity REIT Index while outperforming the S&P 500 Index for the year. During the first three quarters of the year, office and apartment real estate investment trusts dominated the CGM Realty Fund portfolio. Although cash flow per-share continued to increase despite the recession, a number of these stocks experienced modest price declines. In anticipation of economic recovery in 2002, the Fund maintained a smaller position in hotel REITs; however these stocks experienced significant price declines, particularly after the September 11 attacks.

During the fourth quarter of the year, the Fund reduced its position in apartment REITs and office REITs to fund a major position in homebuilding stocks. Gains in these stocks offset declines elsewhere in the portfolio during 2001.

While we remain optimistic about the prospects for selected office REITs, we believe homebuilding companies will generate substantial earnings providing the potential for even more significant appreciation. CGM Realty Fund is primarily invested in the housing and building materials industry and in office and industrial REITs, retail REITs and hotel REITs. The Fund's three largest holdings are SL Green Realty Corporation, Chelsea Property Group, Inc. and Beazer Homes USA, Inc.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

               /s/  G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager
January 2, 2002

-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, UNMANAGED S&P 500 INDEX AND THE NAREIT EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

    --------------------------------------
                CGM Realty Fund
         Average Annual Total Returns
    --------------------------------------
    1 year       5 year      Life of Fund*
     5.1%         6.8%           12.2%
    *(Annualized from 5/13/94 - 12/31/01)
    -------------------------------------
      Past performance is no indication
              of future results
    -------------------------------------

                   CGM Realty       Unmanaged S&P          NAREIT Equity
                     Fund             500 Index             Reit Index
--------------------------------------------------------------------------
5/13/94            $10,000            $10,000                $10,000
   1994             10,020             10,340                 10,320
   1995             12,004             14,218                 11,899
   1996             17,298             17,488                 16,099
   1997             21,916             23,328                 19,367
   1998             17,270             30,000                 15,978
   1999             17,719             36,300                 15,243
   2000             22,893             32,997                 19,267
   2001             24,061             29,070                 21,945
-------------------------------------------------------------------------------

CGM REALTY FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods
Ended December 31, 2001
                                                       CGM
                                                   REALTY FUND
                                                   -----------
5 Years ........................................      +39.2%
1 Year .........................................      + 5.1
3 Months .......................................      + 8.3

The Fund's average annual total return since inception (May 13, 1994) through December 31, 2001 is +12.2%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception and for the five year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                NUMBER OF
                                                                                                               FUNDS IN THE
                                                                  PRINCIPAL OCCUPATION DURING                   CGM FUNDS
                                         POSITION HELD AND             PAST 5 YEARS AND                          COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED        OTHER DIRECTORSHIPS HELD                     OVERSEEN
---------------------                  ---------------------       -------------------------                   ------------

INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,                      6
  age 61                                                             Kenbob, Inc.(managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,            6
  age 61                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A. Master
                                                                     and Feeder Trusts (four mutual funds)

Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New England          6
  age 81                                                             Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief           6
  age 76                                                             Executive Officer, New England Deaconess
                                                                     Hospital; formerly Trustee, New England
                                                                     Zenith Fund; formerly Director,
                                                                     Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner, Stratton Management           6
  age 53                                                             Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                6
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 61                                                             (managing partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Vice President,                      6
  age 41                                                             Investor Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM            6
  age 56                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                 6
  age 46

Mary L. Stone*                        Assistant Vice President       Employee - Assistant Vice President,            6
  age 57                              since 1990                     Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer, CGM         6
  age 40
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM           6
  age 64

                                CGM REALTY FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 2001

COMMON STOCKS -- 99.1% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 67.6%

                                                        SHARES       VALUE(a)
                                                        ------       --------

APARTMENTS -- 1.6%
  Associated Estates Realty Corporation .........       650,000   $  5,967,000
                                                                  ------------
HOTELS -- 16.7%
  Equity Inns, Inc. .............................     1,619,200     10,719,104
  Lasalle Hotel Properties ......................     1,480,800     17,384,592
  Legacy Hotels Real Estate Units ...............     3,018,500     16,018,542
  MeriStar Hospitality Corporation ..............     1,220,000     17,324,000
  RFS Hotel Investors, Inc. .....................       240,000      2,731,200
                                                                  ------------
                                                                    64,177,438
                                                                  ------------

MISCELLANEOUS -- 2.9%
  Entertainment Properties Trust ................       572,800     11,083,680
                                                                  ------------
OFFICE AND INDUSTRIAL -- 24.0%
  Alexandria Real Estate Equity .................       551,000     22,646,100
  Prime Group Realty Trust ......................       435,000      4,015,050
  Reckson Associates Realty Corporation .........     1,005,000     23,476,800
  SL Green Realty Corporation ...................     1,074,000     32,982,540
  Vornado Realty Trust ..........................       215,000      8,944,000
                                                                  ------------
                                                                    92,064,490
                                                                  ------------

RETAIL -- 22.4%
  CBL & Associates Properties, Inc. .............       685,600     21,596,400
  Chelsea Property Group, Inc. ..................       545,000     26,759,500
  General Growth Properties, Inc. ...............       495,000     19,206,000
  Glimcher Realty Trust .........................       970,000     18,265,100
                                                                  ------------
                                                                    85,827,000
                                                                  ------------

  TOTAL REAL ESTATE INVESTMENT TRUSTS ...........                  259,119,608
                                                                  ------------

HOUSING AND BUILDING MATERIALS -- 31.5%
  Beazer Homes USA, Inc. (b) ....................       340,000     24,877,800
  Centex Corporation ............................       245,000     13,987,050
  D.R. Horton, Inc. .............................       595,000     19,313,700
  Hovnanian Enterprises, Inc. (b) ...............       465,000      9,895,200
  KB Home .......................................       190,000      7,619,000
  NVR, Inc. (b) .................................       103,300     21,073,200
  Ryland Group, Inc. ............................       326,900     23,929,080
                                                                  ------------
                                                                   120,695,030
                                                                  ------------

  TOTAL COMMON STOCKS
    (Identified Cost $348,071,880) .........................       379,814,638
                                                                  ------------

                                                        FACE
SHORT-TERM INVESTMENT -- 0.5%                          AMOUNT        VALUE(a)
                                                       ------        --------
    American Express Credit Corporation,
      1.77%, 1/02/02 (Cost $1,700,000) ..........  $  1,700,000   $  1,700,000
                                                                  ------------

TOTAL INVESTMENTS -- 99.6%
    (Identified Cost $349,771,880)(c) ...........                  381,514,638
     Cash and receivables .......................                   10,867,654
     Liabilities ................................                   (9,225,845)
                                                                  ------------
TOTAL NET ASSETS -- 100% ........................                 $383,156,447
                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At December 31, 2001 the net unrealized appreciation on investments based on cost of $350,805,001 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value
      over tax cost .............................                 $ 38,095,568
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of
      tax cost over value .......................                   (7,385,931)
                                                                  ------------
    Net unrealized appreciation .................                 $ 30,709,637
                                                                  ============

  For tax purposes, as of December 31, 2001, there was no undistributed ordinary income or capital gains except for the unrealized appreciation/(depreciation).

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2001

ASSETS
 Investments at value (Identified
  cost -- $349,771,880) .......................................  $381,514,638
 Cash .........................................................         1,687
 Receivable for:
  Securities sold .................................  $8,295,439
  Shares of the Fund sold .........................     205,727
  Dividends and interest ..........................   2,364,801    10,865,967
                                                     ----------  ------------
                                                                  392,382,292
                                                                 ------------
LIABILITIES
 Payable for:
  Securities purchased ............................   7,465,289
  Shares of the Fund redeemed .....................     885,363
  Tax Withholding Liability .......................      52,572
  Distributions declared ..........................     426,654     8,829,878
                                                     ----------

 Accrued expenses:
  Management fees .................................     273,797
  Trustees' fees ..................................      10,078
  Accounting and Administration ...................       5,000
  Transfer Agent fees .............................      50,321
  Other expenses ..................................      56,771       395,967
                                                     ----------  ------------
                                                                    9,225,845
                                                                 ------------
NET ASSETS ....................................................  $383,156,447
                                                                 ============
 Net Assets consist of:
  Capital paid-in .............................................  $403,192,214
  Accumulated net realized loss on investments and foreign
    currency -- net ...........................................   (51,778,712)
  Unrealized appreciation on investments and
   foreign currency -- net ....................................    31,742,945
                                                                 ------------
NET ASSETS ....................................................  $383,156,447
                                                                 ============

 Shares of beneficial interest outstanding, no par value  .....    28,450,923
                                                                 ============
 Net asset value per share* ...................................        $13.47
                                                                 ============
* Shares of the Fund are sold and redeemed at net asset value
  ($383,156,447 / 28,450,923).

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2001

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of
   $261,582) ..................................................  $  19,549,798
  Interest ....................................................        153,145
                                                                 -------------
                                                                    19,702,943
                                                                 -------------
 Expenses
  Management fees .............................................      3,615,305
  Trustees' fees ..............................................         41,083
  Accounting and Administration ...............................         60,000
  Custodian ...................................................        112,471
  Transfer agent ..............................................        271,311
  Audit and tax services ......................................         21,499
  Legal .......................................................         57,690
  Printing ....................................................         37,840
  Registration ................................................         24,998
  Line of credit commitment fee ...............................         20,278
  Miscellaneous ...............................................          1,729
                                                                 -------------
                                                                     4,264,204
                                                                 -------------
 Net investment income ........................................     15,438,739
                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
  Realized gain on investments and foreign currency
    transactions -- net........................................     20,254,128
  Unrealized depreciation -- net ..............................    (18,972,552)
                                                                 -------------
  Net gain on investments and foreign currency transactions....      1,281,576
                                                                 -------------
NET CHANGE IN ASSETS FROM OPERATIONS ..........................  $  16,720,315
                                                                 =============

                                CGM REALTY FUND
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                    YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                                       2001          2000
                                                   ------------   ------------
FROM OPERATIONS
  Net investment income .........................  $ 15,438,739   $ 19,251,992
  Net realized gain from investments and
   foreign currency transactions ................    20,254,128     29,839,849
  Unrealized appreciation (depreciation) ........   (18,972,552)    69,097,707
                                                   ------------   ------------
    Change in net assets from operations ........    16,720,315    118,189,548
                                                   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................   (21,865,509)   (26,963,133)
                                                   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..................    35,783,080    192,289,543
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment income ........    18,635,694     23,364,058
                                                   ------------   ------------
                                                     54,418,774    215,653,601
  Cost of shares redeemed .......................  (166,038,650)  (178,788,074)
                                                   ------------   ------------
    Change in net assets derived from
      capital share transactions ................  (111,619,876)    36,865,527
                                                   ------------   ------------
  Total change in net assets ....................  (116,765,070)   128,091,942
NET ASSETS
  Beginning of period ...........................   499,921,517    371,829,575
                                                   ------------   ------------
  End of period .................................  $383,156,447   $499,921,517
                                                   ============   ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ....................     2,733,303     15,884,492
  Issued in connection with reinvestment of:
    Dividends from net investment income ........     1,442,766      1,802,481
                                                   ------------   ------------
                                                      4,176,069     17,686,973
  Redeemed ......................................   (12,680,381)   (14,284,349)
                                                   ------------   ------------
  Net change ....................................    (8,504,312)     3,402,624
                                                   ============   ============

                                CGM REALTY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                 2001               2000             1999           1998           1997
                                              -----------       -----------       -----------    -----------    -----------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ..   $     13.53       $     11.08       $     11.59    $     15.60    $     14.50
                                              -----------       -----------       -----------    -----------    -----------
Net investment income (a) .................          0.48(b)           0.52              0.65           0.59           0.64
Dividends from net investment income ......         (0.71)            (0.73)            (0.65)         (0.59)         (0.64)
Distribution from net realized gain .......          --                --                --             --            (2.03)
Distribution from tax return of capital ...          --                --               (0.16)         (0.16)         (0.04)
                                              -----------       -----------       -----------    -----------    -----------
Total Distributions .......................         (0.71)            (0.73)            (0.81)         (0.75)         (2.71)
                                              -----------       -----------       -----------    -----------    -----------
Net realized and unrealized gain (loss) on
  investments .............................          0.17              2.66             (0.35)         (3.85)          3.17
                                              -----------       -----------       -----------    -----------    -----------
Net increase (decrease) in net asset value          (0.06)             2.45             (0.51)         (4.01)          1.10
                                              -----------       -----------       -----------    -----------    -----------
Net asset value at end of year ............   $     13.47       $     13.53       $     11.08    $     11.59    $     15.60
                                              ===========       ===========       ===========    ===========    ===========
Total Return (%) ..........................           5.1              29.2               2.6          (21.2)          26.7(c)
Ratios:
Operating expenses to average net
  assets (%) ..............................          1.00              1.02              1.06           1.04           1.00
Operating expenses to average net assets
  before expense limitation (%) ...........           N/A               N/A               N/A            N/A           1.07
Net investment income to average net
  assets(%) ...............................          3.63              4.27              5.50           4.35           4.48
Portfolio turnover (%) ....................           131                78                49             86            128
Net assets at end of year (in thousands) ($)      383,156           499,922           371,830        418,901        489,449

(a) Net of reimbursement which amounted to ..         N/A               N/A               N/A            N/A    $      0.01
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had certain expenses not been reduced during the year.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain reclassifications were made to prior year amounts to conform with current year presentations.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2001 there were capital loss carry- overs available to offset future realized gains of $5,952,618 expiring in the year 2006 and $44,792,972 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to REITs and foreign exchange gains/(losses). Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $557,077,164 and $667,522,389, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2001, the Fund incurred management fees of $3,615,305, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2001 these expenses amounted to $60,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2001 was $4,582 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 2001.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2002

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR01                                                        Printed in U.S.A.

CGM
FOCUS FUND

5th Annual Report
December 31, 2001

A No-Load Fund


[logo]    Investment Adviser
          CAPITAL GROWTH MANAGEMENT
          Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Focus Fund increased +38.5% during the fourth quarter of 2001 compared to the unmanaged Standard and Poor's 500 Index which grew +10.7%. For the year just ended, CGM Focus Fund returned +47.7%, significantly outperforming the unmanaged S&P 500 Index which declined -11.9% over the period.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
One year ago, the prevailing view was one of economic weakness caused in part by failing dot-coms and wounded high tech companies. We expected some impact on general spending as a result of lower stock prices. However, most observers underestimated the extent to which the busted tech bubble would affect the general economy. Today, commodity prices are down, unemployment is up and we have experienced a steep decline in spending on capital goods and in corporate profits. While most of the weakness lies in the business sector, some consumer slowing has occurred as well, both of which were exacerbated in the aftermath of the September 11 tragedy. But even recession brings with it some benefits, not the least of which is to correct the excesses of more prosperous times.

In January of 2001, the Federal Reserve Bank began reducing interest rates and continued to do so throughout the year. The Federal Funds Rate was lowered eleven times, from 6.5% to the current 1.75%, the lowest in 40 years. We believe Fed easing combined with increased government defense spending and special anti-terrorist appropriations ought to improve the economy this year. And, with inflation under control and spending on housing and autos holding up better than expected thus far, some positive signs of stabilization are already beginning to show in the economic numbers.

Historically, lower interest rates have been associated with higher price-to-earnings (P/E) ratios since interest rates are key to determining the discounted present value of future earnings potential. Given today's low interest rates, we believe companies that have yet to reflect deserved P/E enhancement present attractive investment opportunities.

PORTFOLIO STRATEGY
CGM Focus Fund benefited from a major short position in technology stocks during the first half of 2001 and significant gains in smaller capitalization stocks during the second half of the year.

The Fund's technology short position was 56% of the portfolio on January 1, 2001, reduced to 22% on June 30, 2001 and eliminated by September 30 of last year as technology stocks declined. The Fund held no short positions in the last quarter of the year.

CGM Focus Fund appreciated only 6.7% during the first nine months of the year with profits from short sales offsetting losses in individual stocks. Major gains in smaller capitalization stocks during the fourth quarter increased the total return of the Fund to 47.7% for the year. The biggest percentage gains occurred in specialty retailers, a casino company, recreational vehicle companies and Frontier Airlines which gained 105% during the fourth quarter of the year.

We anticipate a consumer-led recovery in 2002 and have positioned the portfolio in a number of economically sensitive industries including homebuilders, recreational vehicle companies, trucking companies, airlines and specialty retailers. Many of these companies have smaller market capitalizations and low valuations. CGM Focus Fund's three largest industry positions are housing and building materials, leisure and consumer durables. The Fund's three largest holdings are Ryland Group, Inc., Winnebago Industries, Inc. and Ameristar Casinos, Inc.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 2, 2002

--------------------------------------------------------------------------------
          COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

    --------------------------------------
                CGM Focus Fund
         Average Annual Total Returns
    --------------------------------------
         1 year         Life of Fund*
          47.7%             22.4%
    *(Annualized from 9/3/97 - 12/31/01)
    -------------------------------------
      Past performance is no indication
              of future results
    -------------------------------------

                                              Unmanaged
                 CGM Focus Fund            S&P 500 Index
-----------------------------------------------------------
  9/3/97            $10,000                  $10,000
12/31/97              9,380                   10,490
    1998              9,708                   13,490
    1999             10,534                   16,323
    2000             16,211                   14,838
    2001             23,944                   13,072


CGM FOCUS FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2001
                                                             CGM FOCUS
                                                               FUND
                                                      -----------------------
3 Years ............................................          +146.5%
1 Year .............................................          + 47.7
3 Months ...........................................          + 38.5

The Fund's average annual total return since inception (September 3, 1997) through December 31, 2001 is +22.4%. The adviser agreed to limit the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, for each period, the Fund's total return would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                NUMBER OF
                                                                                                               FUNDS IN THE
                                                                  PRINCIPAL OCCUPATION DURING                   CGM FUNDS
                                         POSITION HELD AND             PAST 5 YEARS AND                          COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED        OTHER DIRECTORSHIPS HELD                     OVERSEEN
---------------------                  ---------------------       -------------------------                   ------------


INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,                      6
  age 61                                                             Kenbob, Inc.(managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,            6
  age 61                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A. Master
                                                                     and Feeder Trusts (four mutual funds)


Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New England          6
  age 81                                                             Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief           6
  age 76                                                             Executive Officer, New England Deaconess
                                                                     Hospital; formerly Trustee, New England
                                                                     Zenith Fund; formerly Director,
                                                                     Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner, Stratton Management           6
  age 53                                                             Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                6
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 61                                                             (managing partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob, Inc.         6
  age 69                                                             (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Vice President,                      6
  age 41                                                             Investor Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM            6
  age 56                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                 6
  age 46

Mary L. Stone*                        Assistant Vice President       Employee - Assistant Vice President,            6
  age 57                              since 1990                     Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer, CGM         6
  age 40
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM           6
  age 64

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2001

COMMON STOCKS -- 98.9% OF TOTAL NET ASSETS

                                                           SHARES    VALUE(a)
                                                           ------    --------

AIRLINES -- 10.6%
  AirTran Holdings, Inc.(b) ........................      300,000 $  1,980,000
  Continental Airlines, Inc.(b) ....................      465,000   12,187,650
  Frontier Airlines, Inc.(b) .......................      724,000   12,308,000
                                                                  ------------
                                                                    26,475,650
                                                                  ------------
AUTO AND RELATED -- 4.4%
  Group 1 Automotive, Inc.(b) ......................       85,000    2,423,350
  Sonic Automotive, Inc.(b) ........................      250,000    5,860,000
  United Auto Group, Inc.(b) .......................      105,000    2,710,050
                                                                  ------------
                                                                    10,993,400
                                                                  ------------
CONSUMER DURABLES -- 14.4%
  Monaco Coach Corporation(b) ......................      561,000   12,269,070
  Thor Industries, Inc. ............................      283,300   10,496,265
  Winnebago Industries, Inc. .......................      353,400   13,054,596
                                                                  ------------
                                                                    35,819,931
                                                                  ------------
FINANCIAL SERVICES -- 1.3%
  AmeriCredit Corporation(b) .......................      100,000    3,155,000
                                                                  ------------
HOME BUILDING PRODUCTS -- 3.9%
  American Woodmark Corporation ....................      182,000    9,782,500
                                                                  ------------
HOTELS AND RESTAURANTS -- 2.3%
  Ryan's Family Steak Houses, Inc.(b) ..............      270,000    5,845,500
                                                                  ------------
HOUSING AND BUILDINGS MATERIALS -- 21.9%
  Beazer Homes USA, Inc.(b) ........................      161,000   11,780,370
  Lennar Corporation ...............................      190,000    8,895,800
  M.D.C. Holdings, Inc. ............................       49,500    1,870,605
  Meritage Corporation(b) ..........................       85,400    4,381,020
  M/I Schottenstein Homes, Inc. ....................       45,000    2,239,650
  NVR, Inc.(b) .....................................       59,000   12,036,000
  Ryland Group, Inc. ...............................      183,000   13,395,600
                                                                  ------------
                                                                    54,599,045
                                                                  ------------
INSURANCE -- 3.0%
  XL Capital Ltd. ..................................       82,000    7,491,520
                                                                  ------------
LEISURE -- 19.1%
  Ameristar Casinos, Inc.(b) .......................      505,000   12,650,250
  Gart Sports Company(b) ...........................      575,000   12,075,000
  Isle of Capri Casinos, Inc.(b) ...................      672,500    8,998,050
  K-Swiss, Inc. ....................................      236,000    7,847,000
  Penn National Gaming, Inc.(b) ....................      200,000    6,068,000
                                                                  ------------
                                                                    47,638,300
                                                                  ------------
RETAIL -- 9.8%
  Chico's FAS, Inc.(b) .............................       24,000      952,800
  Tweeter Home Entertainment Group, Inc.(b) ........      425,000   12,325,000
  Wilsons The Leather Experts, Inc.(b) .............      985,000   11,238,850
                                                                  ------------
                                                                    24,516,650
                                                                  ------------
TRANSPORTATION -- 8.2%
  Arkansas Best Corporation(b) .....................      352,000   10,144,640
  Roadway Corporation ..............................      190,000    6,973,000
  Yellow Corporation(b) ............................      135,000    3,388,500
                                                                  ------------
                                                                    20,506,140
                                                                  ------------

TOTAL COMMON STOCKS (Identified Cost $205,302,283)                 246,823,636
                                                                  ------------
SHORT-TERM INVESTMENT -- 2.0%
                                                           FACE
                                                          AMOUNT
                                                          ------
  American Express Credit Corporation,
    1.77% 1/02/02 (Cost $4,910,000) ................   $4,910,000    4,910,000
                                                                  ------------
TOTAL INVESTMENTS -- 100.9%
    (Identified Cost $210,212,283)(c) ..............               251,733,636
    Cash, receivables and other assets .............                12,241,035
    Liabilities ....................................               (14,412,217)
                                                                  ------------
  TOTAL NET ASSETS -- 100.0% .......................              $249,562,454
                                                                  ============
(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At December 31, 2001 the net unrealized appreciation on investments based on cost of $211,037,732 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for
     all investments in which there is an excess
     of value over tax cost ........................              $ 41,939,736
    Aggregate gross unrealized depreciation
     for all investments in which there is an
     excess of tax cost over value .................                (1,243,832)
                                                                  ------------
    Net unrealized appreciation ........................          $ 40,695,904
                                                                  ============

    For tax purposes, as of December 31, 2001, there was no undistributed ordinary income or capital gains except for the unrealized appreciation/(depreciation).

    The Fund designated $1,169,103 as capital gains distribution.

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2001

ASSETS
 Investments at value (Identified
  cost -- $210,212,283) ..........................                $251,733,636
 Cash ............................................                         953
 Receivable for:
  Securities sold ................................   $  6,801,987
  Shares of the Fund sold ........................      5,370,326
  Dividends and interest .........................         55,637   12,227,950
                                                                  ------------
 Unamortized organizational expenses .............                      12,132
                                                                  ------------
                                                                   263,974,671
                                                                  ------------
LIABILITIES
 Payable for:
  Securities purchased ...........................     11,700,828
  Shares of the Fund redeemed ....................      1,494,069
  Distributions declared .........................        929,270   14,124,167
                                                                  ------------
 Accrued expenses:
  Management fees ................................        194,832
  Trustees' fees .................................          5,074
  Accounting and administration fees .............          1,084
  Transfer Agent fees ............................         30,002
  Other expenses .................................         57,058      288,050
                                                     ------------ ------------
                                                                    14,412,217
                                                                  ------------
NET ASSETS .......................................                $249,562,454
                                                                  ============
 Net Assets consist of:
  Capital paid-in ................................                $208,866,551
  Accumulated net realized loss ..................                    (825,450)
  Unrealized appreciation on investments -- net ..                 41,521,353
                                                                  ------------
NET ASSETS .......................................                $249,562,454
                                                                  ============
 Shares of beneficial interest outstanding,
   no par value ..................................                  11,413,048
                                                                    ==========
 Net asset value per share* ......................                      $21.87
                                                                        ======

* Shares of the Fund are sold and redeemed at net asset value
  ($249,562,454 / 11,413,048).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2001

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $28,301) ..............  $  619,901
  Interest ...................................................   1,050,127
                                                               -----------
                                                                 1,670,028
                                                               -----------
 Expenses
  Management fees ............................................   1,277,059
  Trustees' fees .............................................      21,068
  Accounting and Administration ..............................      13,000
  Custodian ..................................................      76,421
  Transfer agent .............................................     153,351
  Audit and tax services .....................................      33,500
  Legal ......................................................      18,963
  Printing ...................................................      25,071
  Registration ...............................................      26,953
  Amortization of organization expense .......................      18,155
  Line of credit commitment fee ..............................      23,976
  Dividend expense on short sales ............................       2,000
  Miscellaneous ..............................................         231
                                                               -----------
                                                                 1,689,748
 Less expenses assumed by the investment adviser .............    (155,277)
                                                               -----------
 Net expenses ................................................   1,534,471
                                                               -----------
 Net investment income .......................................     135,557
                                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments -- net .........................  27,213,545
 Unrealized appreciation -- net ..............................  16,945,912
                                                               -----------
 Net gain on investments .....................................  44,159,457
                                                               -----------
NET CHANGE IN ASSETS FROM
 OPERATIONS .................................................. $44,295,014
                                                               ===========

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            2001                       2000
                                                                        -------------              -------------
FROM OPERATIONS
  Net investment income ........................................        $     135,557              $   1,715,091
  Net realized gain from investments ...........................           27,213,545                 12,407,121
  Unrealized appreciation ......................................           16,945,912                 11,703,693
                                                                        -------------              -------------
    Change in net assets from operations .......................           44,295,014                 25,825,905
                                                                        -------------              -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................             (104,991)                (1,732,894)
  Net realized short-term capital gain on investments ..........          (14,068,745)                      --
  Net realized long-term capital gain on investments ...........           (1,049,907)                      --
                                                                        -------------              -------------
                                                                          (15,223,643)                (1,732,894)
                                                                        -------------              -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .................................          250,394,920                 12,786,325
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .......................               92,174                  1,625,996
    Distributions from net short-term capital realized gain ....           12,351,323                       --
    Distributions from net long-term capital realized gain .....              921,741                       --
                                                                        -------------              -------------
                                                                          263,760,158                 14,412,321
  Cost of shares redeemed ......................................         (122,158,258)               (28,491,931)
                                                                        -------------              -------------
    Change in net assets derived from capital share
      transactions .............................................          141,601,900                (14,079,610)
                                                                        -------------              -------------
  Total change in net assets ...................................          170,673,271                 10,013,401
NET ASSETS
  Beginning of period ..........................................           78,889,183                 68,875,782
                                                                        -------------              -------------
  End of period ................................................        $ 249,562,454              $  78,889,183
                                                                        =============              =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...................................           12,431,248                    976,447
  Issued in connection with reinvestment of:
    Dividends from net investment income .......................                4,238                    103,775
    Distributions from net short-term capital realized gain ....              567,880                       --
    Distributions from net long-term capital realized gain .....               42,379                       --
                                                                        -------------              -------------
                                                                           13,045,745                  1,080,222
                                                                        -------------              -------------
  Redeemed .....................................................           (6,626,095)                (2,647,526)
                                                                        -------------              -------------
  Net change ...................................................            6,419,650                 (1,567,304)
                                                                        =============              =============

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                                                               FOR THE PERIOD
                                                                                                                SEPTEMBER 3,
                                                                                                                  1997(a)
                                                                 YEAR ENDED DECEMBER 31,                          THROUGH
                                       ---------------------------------------------------------------          DECEMBER 31,
                                           2001             2000             1999             1998                 1997
                                       -----------       -----------      -----------      -----------          -----------
For a share of the Fund outstanding throughout the period:
Net asset value at the beginning
  of period ........................   $     15.80       $     10.50      $      9.71      $      9.38          $     10.00
                                       -----------       -----------      -----------      -----------          -----------
Net investment income (loss) (b) ...          0.01              0.36             0.03            (0.07)(c)            (0.02)(c)
Dividends from net investment income         (0.01)            (0.36)           (0.03)            --                   --
Net realized and unrealized gain
  (loss) on investments ............          7.51              5.30             0.79             0.40(d)             (0.60)
Distribution from net realized gain          (1.44)             --               --               --                   --
                                       -----------       -----------      -----------      -----------          -----------
Net increase (decrease) in net
  asset value ......................          6.07              5.30             0.79             0.33                (0.62)
                                       -----------       -----------      -----------      -----------          -----------
Net asset value at end of period ...   $     21.87       $     15.80      $     10.50      $      9.71          $      9.38
                                       ===========       ===========      ===========      ===========          ===========
Total Return (%) (e) ...............          47.7              53.9              8.5              3.5                (6.20)(f)
Ratios:
Operating expenses to average
  net assets (%) ...................          1.20(h)           1.21(h)          1.21(h)          1.20                 1.20(g)
Operating expenses to average net
  assets before expense
  limitation (%) ...................          1.32              1.65             1.55             1.40                 1.63(g)
Net investment income (loss) to
  average net assets (%) ...........          0.11              3.02             0.23            (0.65)               (0.83)(g)
Portfolio turnover (%) .............           254               551              288              340                  330(g)
Net assets at end of period
 (in thousands)($) .................       249,562            78,889           68,876          110,324               98,786
(a)  Commencement of operations
(b)  Net of reimbursement which
     amounted to ($) ...............          0.01              0.05             0.04             0.02                 0.01
(c)  Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e)  The total return would have been lower had certain expenses not been reduced during the period.
(f)  Not computed on an annualized basis.
(g)  Computed on an annualized basis.
(h)  Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%. See note 4.

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Distributions from short-term capital gains are treated as ordinary income for income tax purposes. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to organization costs. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 were paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $484,644,151 and $318,974,190, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2001, the Fund incurred management fees of $1,277,059, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2001 these expenses amounted to $13,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the year ended December 31, 2001 was $579 per trustee for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2001, CGM voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense incurred on short sales. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the year ended December 31, 2001, CGM waived $155,277 of its management fee. The Fund incurred operating expenses of $1,532,471, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 2001.

                                 CGM FOCUS FUND
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2002

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

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TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR01                                                        Printed in U.S.A.